Investments in Associates - Summary of Investments in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Investment carrying value	₽ 283	₽ 265	₽ 284	₽ 274
Mechel Somani Carbon (Mining segment) [member]
Disclosure of joint ventures [line items]
Percent of shares held	51.00%	51.00%
Investment carrying value	₽ 0		44	39
TPTU (Mining segment) [member]
Disclosure of joint ventures [line items]
Percent of shares held	40.00%	40.00%
Investment carrying value	₽ 183	₽ 175	157	155
TRMZ (Mining segment) [member]
Disclosure of joint ventures [line items]
Percent of shares held	25.00%	25.00%
Investment carrying value	₽ 100	₽ 90	₽ 83	₽ 80